Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash equivalents	$ 73.6	$ 377.1
Investments in mutual funds, unit trusts and other similar instruments	36.6	35.6
Insurance contracts	62.5	56.7
Auction rate securities	4.3	4.3
Derivative contracts	1.6	0.9
Total Assets	178.6	474.6
Liabilities
Derivative contracts	0.8	1.2
Contingent consideration	20.1	1.7
Total Liabilities	20.9	2.9
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	73.6	377.1
Investments in mutual funds, unit trusts and other similar instruments	36.6	35.6
Total Assets	110.2	412.7
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	62.5	56.7
Derivative contracts	1.6	0.9
Total Assets	64.1	57.6
Liabilities
Derivative contracts	0.8	1.2
Total Liabilities	0.8	1.2
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.3	4.3
Total Assets	4.3	4.3
Liabilities
Contingent consideration	20.1	1.7
Total Liabilities	$ 20.1	$ 1.7